SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 31, 2012 Dividend declared
Subsequent event disclosures
Dividends declared (in dollars per share)	$ 0.20	$ 0.60	$ 0.20